Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay
Versus Performance

As required by SEC rules, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, please refer to the “Compensation Discussion and Analysis” in Proposal 3 (the “CD&A”).

	Summary Compensation Table Total for First PEO (1) (Kelly S. King)	Summary Compensation Table Total for Second PEO (1) (William H. Rogers, Jr.)	Compensation Actually Paid to First PEO (2) (Kelly S. King)	Compensation Actually Paid to Second PEO (2) (William H. Rogers, Jr.)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions) (7)	Absolute Earnings Per Share (8)
Year							Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	—	$13,237,842	—	$11,774,153	$6,193,618	$6,642,889	$85.72	$ 88.10	$6,267	$4.59
2021	$15,288,905	$10,395,426	$23,785,332	$24,811,139	$9,296,667	$9,957,776	$112.08	$122.99	$6,437	$4.25
2020	$14,823,906	—	$11,068,514	—	$7,678,184	$5,076,214	$88.90	$ 89.72	$4,492	$3.80

1
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. William H. Rogers, Jr. (our Chief Executive Officer) and Mr. Kelly S. King (our former Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Compensation of Executive Officers – Summary Compensation Table.” Mr. King served as our Chief Executive Officer during 2020 and 2021. Effective September 12, 2021, Mr. Rogers succeeded Mr. King as Chief Executive Officer. Mr. Rogers continued to serve as our Chief Executive Officer during 2022.

2
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to the PEOs, Mr. Rogers and Mr. King, as computed in accordance with Item 402(v) of Regulation
S-K.
These dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Rogers or Mr. King, as applicable, during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Rogers’ and Mr. King’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to PEO
2022	$13,237,842	($6,395,548)	$4,298,518	($—)	$633,341	$11,774,153
2021 (Mr. Rogers)*	$10,395,426	($4,104,530)	$18,222,137	($381,585)	$679,691	$24,811,139
2021 (Mr. King)*	$15,288,905	($5,822,062)	$15,006,527	($688,038)	$—	$23,785,332
2020	$14,823,906	($5,745,367)	$3,973,293	($1,983,318)	$—	$11,068,514

*	Effective September 12, 2021, Mr. Rogers succeeded Mr. King as Chief Executive Officer.

(a)
Represents the deduction from the “Reported Summary Compensation Table Total for PEO” column for the total grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$2,341,462	$516,752	—	$1,440,304	—	—	$4,298,518
2021 (Mr. Rogers) *	$4,183,472	$10,114,728	—	$3,923,937	—	—	$18,222,137
2021 (Mr. King) *	$5,934,029	$4,743,725	—	$4,328,773	—	—	$15,006,527
2020	$6,413,991	$(1,571,650)	—	$(869,047)	—	—	$3,973,294

*	Effective September 12, 2021, Mr. Rogers succeeded Mr. King as Chief Executive Officer.

(c)	Represents the deduction for the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for each applicable year.

(d)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. King or Mr. Rogers, as applicable, during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2022	$633,341	—	$633,341
2021 (Mr. Rogers) *	$679,691	—	$679,691
2021 (Mr. King) *	—	—	—
2020	—	—	—

*	Effective September 12, 2021, Mr. Rogers succeeded Mr. King as Chief Executive Officer.

3
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. King for 2020 and 2021 and Mr. Rogers for 2021 and 2022, as they each served as our CEO during all or a portion of those years) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Messrs. King and Rogers as described above) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Daryl N. Bible, Michael B. Maguire, Hugh S. Cummins III, Clarke R. Starnes III and Dontá L. Wilson; (ii) for 2021, Hugh S. Cummins III, Clarke R. Starnes III, Daryl N. Bible, John M. Howard and Christopher L. Henson; and (iii) for 2020, William H. Rogers, Jr., Christopher L. Henson, Clarke R. Starnes III and Daryl N. Bible.

4
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. King for 2020 and 2021 and Mr. Rogers for 2021 and 2022 as described above), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. King for 2020 and 2021 and Mr. Rogers for 2021 and 2022) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the average total compensation for the NEOs as a group (excluding Mr. King for 2020 and 2021 and Mr. Rogers for 2021 and 2022) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$6,193,618	($1,900,215)	$2,182,903	($282,575)	$449,158	$6,642,889
2021	$9,296,667	($3,195,731)	$5,387,749	($1,869,753)	$338,842	$9,957,776
2020	$7,678,184	($2,453,818)	$1,619,322	($2,021,175)	$253,700	$5,076,213

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$698,680	$898,096	—	$586,127	—	—	$2,182,903
2021	$2,620,147	$1,376,013	—	$1,391,589	—	—	$5,387,749
2020	$2,739,073	$(543,938)	—	$(575,813)	—	—	$1,619,322

(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2022	$449,158	—	$449,158
2021	$338,842	—	$338,842
2020	$253,700	—	$253,700

5
Cumulative TSR is calculated by dividing (i) the sum of (A) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (B) the difference between the Company’s share price at the end and the beginning of the measurement period, by (ii) the Company’s share price at the beginning of the measurement period.

6
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: KBW Nasdaq Bank Index.

7	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

8
For purposes of our incentive compensation plans, absolute earnings per share (which we define in the CD&A as “EPS”) is calculated by dividing the Company’s net income available to common shareholders for the applicable year, adjusted for certain incremental or non-core
performance items as determined by the Compensation and Human Capital Committee, by the average number of fully diluted common shares outstanding during the year.
While the Company uses numerous financial and
non-financial
performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that EPS is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table above) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. EPS for purposes of our incentive compensation plans is a non-GAAP
financial measure. See
Annex A
for a reconciliation of GAAP earnings per share to EPS for purposes of our incentive compensation plans for 2022.

Company Selected Measure Name	absolute earnings per share
Named Executive Officers, Footnote [Text Block]	The names of each of the NEOs (excluding Messrs. King and Rogers as described above) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Daryl N. Bible, Michael B. Maguire, Hugh S. Cummins III, Clarke R. Starnes III and Dontá L. Wilson; (ii) for 2021, Hugh S. Cummins III, Clarke R. Starnes III, Daryl N. Bible, John M. Howard and Christopher L. Henson; and (iii) for 2020, William H. Rogers, Jr., Christopher L. Henson, Clarke R. Starnes III and Daryl N. Bible.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: KBW Nasdaq Bank Index.
Adjustment To PEO Compensation, Footnote [Text Block]
2
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to the PEOs, Mr. Rogers and Mr. King, as computed in accordance with Item 402(v) of Regulation
S-K.
These dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Rogers or Mr. King, as applicable, during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Rogers’ and Mr. King’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to PEO
2022	$13,237,842	($6,395,548)	$4,298,518	($—)	$633,341	$11,774,153
2021 (Mr. Rogers)*	$10,395,426	($4,104,530)	$18,222,137	($381,585)	$679,691	$24,811,139
2021 (Mr. King)*	$15,288,905	($5,822,062)	$15,006,527	($688,038)	$—	$23,785,332
2020	$14,823,906	($5,745,367)	$3,973,293	($1,983,318)	$—	$11,068,514

*	Effective September 12, 2021, Mr. Rogers succeeded Mr. King as Chief Executive Officer.

(a)
Represents the deduction from the “Reported Summary Compensation Table Total for PEO” column for the total grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$2,341,462	$516,752	—	$1,440,304	—	—	$4,298,518
2021 (Mr. Rogers) *	$4,183,472	$10,114,728	—	$3,923,937	—	—	$18,222,137
2021 (Mr. King) *	$5,934,029	$4,743,725	—	$4,328,773	—	—	$15,006,527
2020	$6,413,991	$(1,571,650)	—	$(869,047)	—	—	$3,973,294

*	Effective September 12, 2021, Mr. Rogers succeeded Mr. King as Chief Executive Officer.

(c)	Represents the deduction for the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for each applicable year.

(d)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. King or Mr. Rogers, as applicable, during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2022	$633,341	—	$633,341
2021 (Mr. Rogers) *	$679,691	—	$679,691
2021 (Mr. King) *	—	—	—
2020	—	—	—

*	Effective September 12, 2021, Mr. Rogers succeeded Mr. King as Chief Executive Officer.

Non-PEO NEO Average Total Compensation Amount	$ 6,193,618	$ 9,296,667	$ 7,678,184
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,642,889	9,957,776	5,076,214
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
4
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. King for 2020 and 2021 and Mr. Rogers for 2021 and 2022 as described above), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. King for 2020 and 2021 and Mr. Rogers for 2021 and 2022) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the average total compensation for the NEOs as a group (excluding Mr. King for 2020 and 2021 and Mr. Rogers for 2021 and 2022) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$6,193,618	($1,900,215)	$2,182,903	($282,575)	$449,158	$6,642,889
2021	$9,296,667	($3,195,731)	$5,387,749	($1,869,753)	$338,842	$9,957,776
2020	$7,678,184	($2,453,818)	$1,619,322	($2,021,175)	$253,700	$5,076,213

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$698,680	$898,096	—	$586,127	—	—	$2,182,903
2021	$2,620,147	$1,376,013	—	$1,391,589	—	—	$5,387,749
2020	$2,739,073	$(543,938)	—	$(575,813)	—	—	$1,619,322

(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2022	$449,158	—	$449,158
2021	$338,842	—	$338,842
2020	$253,700	—	$253,700

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR
The amount of compensation actually paid to the PEOs, Messrs. King and Rogers (as applicable), and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Messrs. King and Rogers, as applicable) is generally aligned with the Company’s cumulative TSR over the three years presented in the table. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because a significant portion of the compensation actually paid to the NEOs is comprised of equity awards. As described in more detail in the CD&A, as of December 31, 2022, approximately 50% of the value of total target compensation awarded to the CEO and 43% of the value of total target compensation awarded to the other NEOs consists of equity awards, including RSU and PSU awards.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
The amount of compensation actually paid to the PEOs, Messrs. King and Rogers (as applicable), and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Messrs. King and Rogers, as applicable) is generally aligned with the Company’s net income over the three years presented in the PvP table. While the Company does not use net income as a performance measure in the overall executive compensation program, the measure of net income is correlated with the performance measures which the Company uses when setting goals in the Company’s short-term and long-term incentive compensation plans, such as EPS, ROAA, ROACE and ROATCE. Each of these measures is calculated using net income as a component. As described in more detail in the CD&A, as of December 31, 2022, approximately 69% of the value of total target compensation awarded to the CEO and 66% of the value of total target compensation awarded to the other NEOs is performance-based pay largely dependent on financial measures that are calculated using net income as a key element.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and EPS
The amount of compensation actually paid to the PEOs, Messrs. King and Rogers (as applicable), and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Messrs. King and Rogers, as applicable) is generally aligned with the Company’s EPS over the three years presented in the PvP table. As described above, for purposes of our incentive compensation plans, EPS is defined as the Company’s net income available to common shareholders for the applicable year, adjusted for certain incremental or non-core
performance items as determined by the Compensation and Human Capital Committee, divided by the average number of fully diluted common shares outstanding during the year.
EPS for purposes of our incentive compensation plans is a
non-GAAP
financial measure. See
Annex A
for a reconciliation of GAAP earnings per share to EPS as used in our incentive compensation plans for 2022. While the Company uses numerous financial and non-financial
performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that EPS is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the PvP table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. The Company utilizes EPS when setting goals in the Company’s AIP awards program with EPS weighted at 50% in determining the payouts to the NEOs. As described in more detail in the CD&A, as of December 31, 2022, approximately 25% of the value of total target compensation awarded to the CEO and 28% of the value of total target compensation awarded to the other NEOs consists of amounts determined under the Company’s AIP awards.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The Company’s cumulative TSR over the three-year period presented in the PvP table was
-14.3%,
while the cumulative TSR of the peer group presented for this purpose, the KBW Nasdaq Bank Index, was
-2.5%
over the three years presented in the PvP table. The Company’s cumulative TSR underperformed the peer group over this period primarily due to elevated merger-related costs and slower growth and lower asset sensitivity relative to the peer group. For more information regarding the Company’s performance and the companies that the Compensation and Human Capital Committee considers when determining compensation, refer to the CD&A.

Tabular List [Table Text Block]
Financial
Performanc
e
Measures

As described in greater detail in the CD&A, the Company’s executive compensation program reflects a pay-for-performance
culture at Truist that is rooted in our values. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	Absolute Earnings Per Share (“EPS”);

•	Relative Return on Average Assets (“ROAA”);

•	Relative Return on Average Common Equity (“ROACE”); and

•	Relative Return on Average Tangible Common Equity (“ROATCE”).

Total Shareholder Return Amount	$ 85.72	112.08	88.9
Peer Group Total Shareholder Return Amount	88.1	122.99	89.72
Net Income (Loss)	$ 6,267,000,000	$ 6,437,000,000	$ 4,492,000,000
Company Selected Measure Amount	4.59	4.25	3.8
Non-PEO NEO Average Compensation Actually Paid Amount			$ 5,076,213
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Absolute Earnings Per Share (“EPS”);
Non-GAAP Measure Description [Text Block]
8
For purposes of our incentive compensation plans, absolute earnings per share (which we define in the CD&A as “EPS”) is calculated by dividing the Company’s net income available to common shareholders for the applicable year, adjusted for certain incremental or non-core
performance items as determined by the Compensation and Human Capital Committee, by the average number of fully diluted common shares outstanding during the year.
While the Company uses numerous financial and
non-financial
performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that EPS is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table above) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. EPS for purposes of our incentive compensation plans is a non-GAAP
financial measure. See
Annex A
for a reconciliation of GAAP earnings per share to EPS for purposes of our incentive compensation plans for 2022.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative Return on Average Assets (“ROAA”);
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Return on Average Common Equity (“ROACE”);
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative Return on Average Tangible Common Equity (“ROATCE”).
Mr. KellyS. King [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 0	$ 15,288,905	14,823,906
PEO Actually Paid Compensation Amount	$ 0	23,785,332	11,068,514
PEO Name	Mr. Kelly S. King
Mr. William H. Rogers, Jr. [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 13,237,842	10,395,426	0
PEO Actually Paid Compensation Amount	$ 11,774,153	24,811,139	0
PEO Name	Mr. William H. Rogers, Jr.
PEO [Member]
Pay vs Performance Disclosure [Table]
Service Cost	$ 633,341		0
Prior Service Cost	0		0
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,395,548)		(5,745,367)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,298,518		3,973,293
PEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0		(1,983,318)
PEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	633,341		0
PEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	2,341,462		6,413,991
PEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	516,752		(1,571,650)
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	0		0
PEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	1,440,304		(869,047)
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	0		0
PEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	0		0
PEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	4,298,518		3,973,294
PEO [Member] | Mr. KellyS. King [Member]
Pay vs Performance Disclosure [Table]
Service Cost		0
Prior Service Cost		0
PEO [Member] | Mr. KellyS. King [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,822,062)
PEO [Member] | Mr. KellyS. King [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		15,006,527
PEO [Member] | Mr. KellyS. King [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(688,038)
PEO [Member] | Mr. KellyS. King [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Mr. KellyS. King [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Equity Awards		5,934,029
PEO [Member] | Mr. KellyS. King [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Equity Awards		4,743,725
PEO [Member] | Mr. KellyS. King [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards		0
PEO [Member] | Mr. KellyS. King [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards		4,328,773
PEO [Member] | Mr. KellyS. King [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards		0
PEO [Member] | Mr. KellyS. King [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Equity Awards		0
PEO [Member] | Mr. KellyS. King [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Equity Awards		15,006,527
PEO [Member] | Mr. William H. Rogers, Jr. [Member]
Pay vs Performance Disclosure [Table]
Service Cost		679,691
Prior Service Cost		0
PEO [Member] | Mr. William H. Rogers, Jr. [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,104,530)
PEO [Member] | Mr. William H. Rogers, Jr. [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		18,222,137
PEO [Member] | Mr. William H. Rogers, Jr. [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(381,585)
PEO [Member] | Mr. William H. Rogers, Jr. [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		679,691
PEO [Member] | Mr. William H. Rogers, Jr. [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Equity Awards		4,183,472
PEO [Member] | Mr. William H. Rogers, Jr. [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Equity Awards		10,114,728
PEO [Member] | Mr. William H. Rogers, Jr. [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards		0
PEO [Member] | Mr. William H. Rogers, Jr. [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards		3,923,937
PEO [Member] | Mr. William H. Rogers, Jr. [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards		0
PEO [Member] | Mr. William H. Rogers, Jr. [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Equity Awards		0
PEO [Member] | Mr. William H. Rogers, Jr. [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Equity Awards		18,222,137
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Service Cost	449,158	338,842	253,700
Prior Service Cost	0	0	0
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,900,215)	(3,195,731)	(2,453,818)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,182,903	5,387,749	1,619,322
Non-PEO NEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(282,575)	(1,869,753)	(2,021,175)
Non-PEO NEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	449,158	338,842	253,700
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	698,680	2,620,147	2,739,073
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	898,096	1,376,013	(543,938)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	0	0	0
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	586,127	1,391,589	(575,813)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	0	0	0
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	0	0	0
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	$ 2,182,903	$ 5,387,749	$ 1,619,322